Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2022
Fair Values Of Financial Instruments [Abstract]
Fair Values of Financial Instruments	FAIR VALUES OF FINANCIAL INSTRUMENTS
Most of our assets and liabilities are considered financial instruments. Many of these financial instruments lack an available trading market and it is our general practice and intent to hold the majority of our financial instruments to maturity. Significant estimates and assumptions were used to determine the fair value of financial instruments. These estimates are subjective in nature, involving uncertainties and matters of judgment, and therefore, fair values may not be a precise estimate. Changes in assumptions could significantly affect the estimates.
Estimated fair values have been determined using available data and methodologies that are considered suitable for each category of financial instrument. For instruments with adjustable interest rates which reprice frequently and without significant credit risk, it is presumed that estimated fair values approximate the recorded book balances.
The estimated recorded book balances and fair values at December 31 follow:

			Fair Value Using
	Recorded Book Balance	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
2022
Assets
Cash and due from banks	$70,180	$70,180	$70,180	$—	$—
Interest bearing deposits	4,191	4,191	4,191	—	—
Securities available for sale	779,347	779,347	—	779,347	—
Securities held to maturity	374,818	335,418	—	335,418	—
Federal Home Loan Bank and Federal Reserve Bank Stock	17,653	NA	NA	NA	NA
Net loans and loans held for sale	3,459,802	3,185,518	20,367	26,518	3,138,633
Accrued interest receivable	16,513	16,513	1	6,503	10,009
Derivative financial instruments	39,747	39,747	—	39,747	—
Liabilities
Deposits with no stated maturity (1)	$3,798,848	$3,798,848	$3,798,848	$—	$—
Deposits with stated maturity (1)	580,221	573,739	—	573,739	—
Other borrowings	86,006	86,006	—	86,006	—
Subordinated debt	39,433	41,058	—	41,058	—
Subordinated debentures	39,660	38,982	—	38,982	—
Accrued interest payable	2,287	2,287	415	1,872	—
Derivative financial instruments	19,127	19,127	—	19,127	—
2021
Assets
Cash and due from banks	$51,069	$51,069	$51,069	$—	$—
Interest bearing deposits	58,404	58,404	58,404	—	—
Securities available for sale	1,412,830	1,412,830	—	1,412,830	—
Federal Home Loan Bank and Federal Reserve Bank Stock	18,427	NA	NA	NA	NA
Net loans and loans held for sale	2,948,074	2,931,079	35,233	55,470	2,840,376
Accrued interest receivable	12,865	12,865	1	6,028	6,836
Derivative financial instruments	12,283	12,283	—	12,283	—
Liabilities
Deposits with no stated maturity (1)	$3,781,298	$3,781,298	$3,781,298	$—	$—
Deposits with stated maturity (1)	335,792	336,006	—	336,006	—
Other borrowings	30,009	30,155	—	30,155	—
Subordinated debt	39,357	44,999	—	44,999	—
Subordinated debentures	39,592	33,866	—	33,866	—
Accrued interest payable	497	497	67	430	—
Derivative financial instruments	5,961	5,961	—	5,961	—
NA – Not applicable

(1)
Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $555.781 million and $562.210 million at December 31, 2022 and 2021, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $46.794 million and $24.416 million at December 31, 2022 and 2021, respectively.

The fair values for commitments to extend credit and standby letters of credit are estimated to approximate their aggregate book balance, which is nominal, and therefore are not disclosed.
Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale the entire holdings of a particular financial instrument.
Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business, the value of future earnings attributable to off-balance sheet activities and the value of assets and liabilities that are not considered financial instruments.
Fair value estimates for deposit accounts do not include the value of the core deposit intangible asset resulting from the low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the market.